CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues
Total revenues		¥ 1,294,988	$ 198,466	¥ 1,151,637	¥ 617,226
Cost of revenues		(212,206)	(32,522)	(198,630)	(91,563)
Gross profit		1,082,782	165,944	953,007	525,663
Operating expenses:
Sales and marketing expenses		(726,297)	(111,310)	(470,033)	(306,360)
General and administrative expenses		(183,987)	(28,197)	(160,531)	(75,442)
Research and development expenses		(229,192)	(35,125)	(177,268)	(94,726)
Total operating expenses		(1,139,476)	(174,632)	(807,832)	(476,528)
Income/(loss) from operations		(56,694)	(8,688)	145,175	49,135
Other income/(expenses):
Investment income		13,599	2,084	8,698	5,256
Interest income		39,669	6,080	45,045	10,881
Exchange losses		(1,118)	(171)	(3,235)	(8,008)
Impairment of long-term investment		0		(4,000)	0
Share of losses of equity method investee		(4,279)	(656)
Others, net		8,916	1,366	34,776	990
Income before tax		93	15	226,459	58,254
Income tax (expenses)/benefits		4,784	733	(49,735)	(3,171)
Net income		4,877	748	176,724	55,083
Net loss attributable to non-controlling interests		(930)	(143)
Net income attributable to So-Young International Inc.		5,807	891	176,724	55,083
Accretions of convertible redeemable preferred shares to redemption value				(50,219)	(104,211)
Net (loss)/income attributable to ordinary shareholders of the Company		5,807	891	126,505	(49,128)
Other comprehensive income/(1oss):
Foreign currency translation adjustment		(144,225)	(22,103)	55,335	34,439
Total other comprehensive income/(loss)		(144,225)	(22,103)	55,335	34,439
Total comprehensive income/(loss)		139,348	21,355	(232,059)	(89,522)
Comprehensive loss attributable to non-controlling interests		930	143
Comprehensive income (loss) attributable to So-Young International Inc.		(138,418)	(21,212)	232,059	89,522
Accretions of convertible redeemable preferred shares to redemption value				(50,219)	(104,211)
Comprehensive (loss)/income attributable to ordinary shareholders of the Company		¥ (138,418)	$ (21,212)	¥ 181,840	¥ (14,689)
Net (loss)/earnings per ordinary share
Weighted average number of ordinary shares used in computing (loss)/earnings per share, basic | shares	[1]	81,534,991	81,534,991	59,357,935	24,555,427
Weighted average number of ordinary shares used in computing (loss)/earnings per share, diluted | shares	[1]	83,781,406	83,781,406	63,309,091	24,555,427
Ordinary shares
Net (loss)/earnings per ordinary share
Net (loss)/earnings per ordinary share attributable to ordinary shareholder - basic | (per share)		¥ 0.07	$ 0.01	¥ 2.13	¥ (2.00)
Net (loss)/earnings per ordinary share attributable to ordinary shareholder - diluted | (per share)		0.07	0.01	2.00	(2.00)
ADS
Net (loss)/earnings per ordinary share
Net (loss)/earnings per ordinary share attributable to ordinary shareholder - basic | (per share)		0.05	0.01	1.64	(1.54)
Net (loss)/earnings per ordinary share attributable to ordinary shareholder - diluted | (per share)		¥ 0.05	$ 0.01	¥ 1.54	¥ (1.54)
Cost of revenues
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense		¥ (18,327)	$ (2,809)	¥ (12,752)	¥ (1,423)
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense		(6,711)	(1,029)	(8,479)	(1,018)
General and administrative expenses
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense		(46,001)	(7,050)	(61,579)	(10,112)
Research and development expenses
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense	[2]	(21,131)	(3,238)	(21,401)	(13,306)
Research and development expenses | Series E convertible redeemable preferred shares
Share-based compensation expenses included in:
Share-based Payment Arrangement, Expense					(11,587)
Information services
Revenues
Total revenues		962,089	147,447	833,422	415,119
Reservation services
Revenues
Total revenues		¥ 332,899	$ 51,019	¥ 318,215	¥ 202,107

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.
[2]	The amount for the year ended December 31, 2018 included share-based compensation expenses of RMB11,587 related to the Series E convertible redeemable preferred shares re-designation. Please refer to Note 14 for details.